FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Fair value changes	FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Investment properties	$629	$5,073
Transaction related (expenses) income	(533)	714
Financial contracts	(163)	984
Impairment and provisions	(293)	(654)
Other fair value changes	(617)	(966)
	$(977)	$5,151

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2022			2021
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$91	$1,475	$—	$48	$1,972	$—
Corporate bonds	65	1,754	324	85	2,050	383
Fixed income securities and other	493	2,099	3,376	762	1,908	451
Common shares and warrants	3,975	377	2,120	4,063	548	1,316
Loans and notes receivables	22	26	5	—	—	5
	4,646	5,731	5,825	4,958	6,478	2,155
Accounts receivable and other	12	3,731	6	3	2,265	77
	$4,658	$9,462	$5,831	$4,961	$8,743	$2,232
Financial liabilities
Accounts payable and other	$7	$4,469	$2,419	$29	$4,150	$1,311
Subsidiary equity obligations	—	441	673	—	135	1,403
	$7	$4,910	$3,092	$29	$4,285	$2,714
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2022	2021
Core	$19,267	$19,384
Transitional and Development	25,434	28,334
LP Investments	69,501	51,620
Other investment properties	898	1,527
	$115,100	$100,865

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2022	Valuation Techniques and Key Inputs
Other financial assets	$5,731	Valuation models based on observable market data
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	3,731 / (4,469)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
Redeemable fund units (subsidiary equity obligations)	(441)	Aggregated market prices of underlying investments

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2022			2021
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.2%	4.6%	11	5.9%	4.6%	11
Transitional and Development[1]	7.6%	5.9%	10	7.3%	5.8%	10
LP Investments[1]	8.4%	5.7%	13	9.1%	5.9%	13
Other investment properties[2]	7.5%	n/a	n/a	8.7%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure and Private Equity segments.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2022	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$324	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	3,376	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	2,120	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	6 / (2,419)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(673)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value

Disclosure of financial assets
The following tables list the company’s financial instruments by their respective classification as at December 31, 2022 and 2021:

AS AT DEC. 31, 2022 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$14,396	$14,396
Other financial assets
Government bonds	—	1,566	—	1,566
Corporate bonds	426	1,717	4	2,147
Fixed income securities and other	4,170	1,798	2,794	8,762
Common shares and warrants	4,953	1,519	—	6,472
Loans and notes receivable	53	—	7,899	7,952
	9,602	6,600	10,697	26,899
Accounts receivable and other[2]	3,749	—	16,131	19,880
	$13,351	$6,600	$41,224	$61,175
Financial liabilities
Corporate borrowings	$—	$—	$11,390	$11,390
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	187,544	187,544
Subsidiary borrowings	—	—	15,140	15,140
	—	—	202,684	202,684
Accounts payable and other[2]	6,895		41,664	48,559
Subsidiary equity obligations	1,114	—	3,074	4,188
	$8,009	$—	$258,812	$266,821
1.Financial assets include $14.0 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $3.0 billion included in accounts receivable and other and $2.1 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2021 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$12,694	$12,694
Other financial assets
Government bonds	—	2,020	—	2,020
Corporate bonds	514	2,004	3	2,521
Fixed income securities and other	1,484	1,637	120	3,241
Common shares and warrants	3,492	2,435	—	5,927
Loans and notes receivable	5	—	2,832	2,837
	5,495	8,096	2,955	16,546
Accounts receivable and other[2]	2,345	—	12,973	15,318
	$7,840	$8,096	$28,622	$44,558
Financial liabilities
Corporate borrowings	$—	$—	$10,875	$10,875
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	152,181	152,181
Subsidiary borrowings	—	—	12,876	12,876
	—	—	165,057	165,057
Accounts payable and other[2]	5,490	—	38,014	43,504
Subsidiary equity obligations	1,538	—	2,770	4,308
	$7,028	$—	$216,716	$223,744
1.Financial assets include $10.1 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $1.1 billion included in accounts receivable and other and $1.5 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
Current	$7,565	$6,963
Non-current	19,334	9,583
Total	$26,899	$16,546

Disclosure of financial liabilities
The following tables list the company’s financial instruments by their respective classification as at December 31, 2022 and 2021:

AS AT DEC. 31, 2022 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$14,396	$14,396
Other financial assets
Government bonds	—	1,566	—	1,566
Corporate bonds	426	1,717	4	2,147
Fixed income securities and other	4,170	1,798	2,794	8,762
Common shares and warrants	4,953	1,519	—	6,472
Loans and notes receivable	53	—	7,899	7,952
	9,602	6,600	10,697	26,899
Accounts receivable and other[2]	3,749	—	16,131	19,880
	$13,351	$6,600	$41,224	$61,175
Financial liabilities
Corporate borrowings	$—	$—	$11,390	$11,390
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	187,544	187,544
Subsidiary borrowings	—	—	15,140	15,140
	—	—	202,684	202,684
Accounts payable and other[2]	6,895		41,664	48,559
Subsidiary equity obligations	1,114	—	3,074	4,188
	$8,009	$—	$258,812	$266,821
1.Financial assets include $14.0 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $3.0 billion included in accounts receivable and other and $2.1 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2021 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$12,694	$12,694
Other financial assets
Government bonds	—	2,020	—	2,020
Corporate bonds	514	2,004	3	2,521
Fixed income securities and other	1,484	1,637	120	3,241
Common shares and warrants	3,492	2,435	—	5,927
Loans and notes receivable	5	—	2,832	2,837
	5,495	8,096	2,955	16,546
Accounts receivable and other[2]	2,345	—	12,973	15,318
	$7,840	$8,096	$28,622	$44,558
Financial liabilities
Corporate borrowings	$—	$—	$10,875	$10,875
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	152,181	152,181
Subsidiary borrowings	—	—	12,876	12,876
	—	—	165,057	165,057
Accounts payable and other[2]	5,490	—	38,014	43,504
Subsidiary equity obligations	1,538	—	2,770	4,308
	$7,028	$—	$216,716	$223,744
1.Financial assets include $10.1 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $1.1 billion included in accounts receivable and other and $1.5 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2022 and 2021:

	2022		2021
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$2,232	$2,714	$2,369	$2,104
Fair value changes in net income	95	(394)	160	96
Fair value changes in other comprehensive income[1]	(13)	(3)	(8)	94
Additions, net of disposals	3,517	775	(289)	420
Balance, end of year	$5,831	$3,092	$2,232	$2,714
1.Includes foreign currency translation.
The following table categorizes financial liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2022			2021
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$9,524	$75	$—	$11,906	$87	$—
Property-specific borrowings	6,742	87,764	89,748	12,163	65,234	76,620
Subsidiary borrowings	7,547	2,100	5,061	6,831	—	6,411
Subsidiary equity obligations	—	689	2,385	—	544	2,226

Disclosure of fair value of financial instruments [text block]
The following table lists the company’s financial instruments by their respective classification as at December 31, 2022 and 2021:

	2022		2021
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$14,396	$14,396	$12,694	$12,694
Other financial assets
Government bonds	1,566	1,566	2,020	2,020
Corporate bonds	2,147	2,147	2,521	2,521
Fixed income securities and other	8,762	8,762	3,241	3,241
Common shares and warrants	6,472	6,472	5,927	5,927
Loans and notes receivable	7,952	7,952	2,837	2,837
	26,899	26,899	16,546	16,546
Accounts receivable and other	19,880	19,880	15,318	15,318
	$61,175	$61,175	$44,558	$44,558
Financial liabilities
Corporate borrowings	$11,390	$9,599	$10,875	$11,993
Non-recourse borrowings of managed entities
Property-specific borrowings	187,544	184,254	152,181	153,844
Subsidiary borrowings	15,140	14,708	12,876	13,415
	202,684	198,962	165,057	167,259
Accounts payable and other	48,559	48,559	43,504	43,504
Subsidiary equity obligations	4,188	4,188	4,308	4,308
	$266,821	$261,308	$223,744	$227,064

Disclosure of offsetting of financial assets and financial liabilities	The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2022	2021	2022	2021
Gross amounts of financial instruments before netting	$4,638	$4,814	$4,703	$5,037
Gross amounts of financial instruments set-off in the Consolidated Balance Sheets	(889)	(2,469)	(861)	(2,452)
Net amounts of financial instruments in the Consolidated Balance Sheets	$3,749	$2,345	$3,842	$2,585